RELATED PARTY TRANSACTIONS - (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 10, 2022
RELATED PARTY TRANSACTIONS
Repayments from related parties	$ 104,170	$ 11,105
Due to related parties	452,055		$ 556,225
Notes Payable, Other Payables
RELATED PARTY TRANSACTIONS
Interest rate				12.00%
Notes Payable, Other Payables | H&J
RELATED PARTY TRANSACTIONS
Aggregate principal amount	$ 129,489		$ 129,489